Discontinued Operations (Details Textual) HKD in Thousands, ¥ in Millions		12 Months Ended
	Oct. 11, 2016 CNY (¥)	Dec. 31, 2018 HKD	Dec. 31, 2017 HKD	Dec. 31, 2016 HKD	Dec. 31, 2015 HKD	Dec. 31, 2014 HKD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Income				HKD 692,042	HKD 131,335	HKD 167,821
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				540,921	0	0
Gain (Loss) on Disposition of Stock in Subsidiary				0	HKD 0	HKD 29,125
Plastec International Holdings Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Income				161,211
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates | ¥	¥ 375
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				540,921
Gain (Loss) on Disposition of Stock in Subsidiary				HKD 1,149,128
Plastec International Holdings Limited [Member] | Scenario, Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Income		HKD 195,408	HKD 177,088